Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

Durable Equipment Products
Three months ended December 31, 2020
Revenue from external customers	367,673
Revenue from other segments	-
Segment profit	276,226
Segment assets	2,603,379

Twelve months ended December 31, 2020
Revenue from external customers	1,176,220
Revenue from other segments	-
Segment profit	691,482
Segment assets	2,603,379

	Three Months Ended December 31, 2020	Twelve Months Ended December 31, 2020

Total profit for reportable segment	$278,719	$694,828
Other income (expense) - net	(2,493)	(3,346)

Income before income taxes	$276,226	$691,482